J.P. Morgan Mortgage Trust 2022-7 ABS-15G

Exhibit 99.24

SellerLoanID	Customer Loan Number	Date Submitted	Seller Name	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Exception ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Date Completed	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	302411671	XX/XX/XXXX XX:XX:XX AM	XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - CD - Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX1 does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)	Upheld	Rebuttal 1 (XX/XX/XXXX XX:XXPM) DESK REVIEW	Response 1 Rebuttal 1 (XX/XX/XXXX XX:XXAM) The documentation provided is not sufficient to cure the finding. Please provide the PCCD reflecting the Seller name and address in the Transaction information section on page 1, LOE and proof of Delivery to clear the finding. (Upheld)		XX/XX/XXXX	2	2	3	2	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
XXXX	302411671	XX/XX/XXXX XX:XX:XX AM	XXXX	2 of 4	XXXX	XX/XX/XXXX	Credit	Income - Other	XXXX	There are additional employment/income findings. The borrowers are employed by companies in XXXX and currently live in XXXX. The borrowers are purchasing a home in XXXX. The file does not contain documentation from each employer verifying the borrowers may live in Pennsylvania and work remotely.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) EMPLOYMENT LOE Rebuttal 2 (XX/XX/XXXX XX:XXAM) remote work authorization - both employers Rebuttal 3 (XX/XX/XXXX XX:XXAM) Documentation uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) Remote work authorization is required from Employers of both borrowers. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation is not sufficient. A XXXX general email to all employees regarding WFH does not address the Co-Borrower's approval to work remotely in XXXX. The letter from the Borrower's employer, XXXX, indicates employees must work in the office 3 days per week. This letter does not confirm the Borrower's approval to work remotely in XXXX. (Upheld) Response 3 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		XX/XX/XXXX	4	1	3	2	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
XXXX	302411671	XX/XX/XXXX XX:XX:XX AM	XXXX	3 of 4	XXXX	XX/XX/XXXX	Credit	Verification - Employment History	XXXX	Per the guidelines; any gap of employment within the last two years of more than 30 days needs an explanation. The borrower has a gap of employment from XX/XX/XXXX to XX/XX/XXXX which was not addressed.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) GAP LOE Rebuttal 2 (XX/XX/XXXX XX:XXAM) gap	Response 1 (XX/XX/XXXX XX:XXPM) XXXX employment gap was not explained. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		XX/XX/XXXX	3	1	3	2	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
XXXX	302411671	XX/XX/XXXX XX:XX:XX AM	XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Appraisal - Performed by appropriately licensed appraiser	XXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. Subject loan amount is XXXX. Per the guidelines; one full appraisal and a XXXX Desk Review is required. The file contains a full appraisal report; however, the XXXX Desk Review is missing from the loan file.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) DESK REVIEW	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		XX/XX/XXXX	3	1	3	2	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
XXXX	302784760	XX/XX/XXXX XX:XX:XX AM	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	No Compliance Findings	XXXX	The loan is in compliance with all applicable laws and regulations.	No Finding				XX/XX/XXXX	1	1	3	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302784760	XX/XX/XXXX XX:XX:XX AM	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Assets - Cash to Close	XXXX	The file did not contain evidence the borrower had the proper amount of funds required to close. The Closing Disclosure reflected the borrower's funds to close were XXXX plus POC items of XXXX for a total of XXXX. Asset documentation was not provided to support borrower's funds for closing.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) updated assets attached	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		XX/XX/XXXX	3	1	3	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302784760	XX/XX/XXXX XX:XX:XX AM	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Performed by appropriately licensed appraiser	XXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. Fannie Mae Collateral Underwriter (CU) was provided with a risk score of 1.3.	No Finding				XX/XX/XXXX	1	1	3	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302937270	XX/XX/XXXX XX:XX:XX AM	XXXX	1 of 8	XXXX	XX/XX/XXXX	Compliance	TRID - CD - Revised CD Delivery Date (No Waiting Period)	XXXX	This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX 'was mailed, and therefore not received by the consumer prior to the consummation date,' XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Mailbox rule applicable; Saturday is a business day; 4 days honored prior to consummation Rebuttal 2 (XX/XX/XXXX XX:XXPM) Initial CD electronically sent on XX/XX/XXXX	Response 1 (XX/XX/XXXX XX:XXPM) The explanation provided is not sufficient to cure the finding. Evidence of receipt for the Initial CD issued on XX/XX/XXXX has not been provided. Using the 3 day mailing rule including Saturday, the receipt date is XX/XX/XXXX and is not 3 days prior to consummation on XX/XX/XXXX as required. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. Evidence the Borrower received the CD issued on XX/XX/XXXX on XX/XX/XXXX has been provided. (Resolved)		XX/XX/XXXX	3	1	3	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302937270	XX/XX/XXXX XX:XX:XX AM	XXXX	2 of 8	XXXX	XX/XX/XXXX	Compliance	TRID - CD - Section B incorrect payee	XXXX	The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Subject loan is a third party / wholesale loan; Section B fees are correct paid to Broker Rebuttal 2 (XX/XX/XXXX XX:XXPM) PCCD	Response 1 (XX/XX/XXXX XX:XXPM) The explanation provided is not sufficient to cure the finding. The Credit Report fee reflects a payee to the Lender. This fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		XX/XX/XXXX	2	1	3	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302937270	XX/XX/XXXX XX:XX:XX AM	XXXX	3 of 8	XXXX	XX/XX/XXXX	Compliance	TRID - CD - Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii).	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) PCCD	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		XX/XX/XXXX	2	1	3	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302937270	XX/XX/XXXX XX:XX:XX AM	XXXX	4 of 8	XXXX	XX/XX/XXXX	Compliance	TRID - CD/Lender Credits that Cannot Decrease (Disclosure Timing Fail)	XXXX	The loan failed the Lender Credits that Cannot Decrease Test. Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Lender Credit. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i) & Official Comment 19(e)(3)(i)-5, -6; 12 CFR 1026.19(e)(3)(iv)	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Mailbox rule applicable; Saturday is a business day; 4 days honored prior to consummation Rebuttal 2 (XX/XX/XXXX XX:XXPM) LOE	Response 1 (XX/XX/XXXX XX:XXPM) The explanation provided is not sufficient to cure the finding. Evidence of receipt for the Initial CD issued on XX/XX/XXXX has not been provided. Using the 3 day mailing rule including Saturday, the receipt date is XX/XX/XXXX and is not 3 days prior to consummation on XX/XX/XXXX as required. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		XX/XX/XXXX	3	1	3	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302937270	XX/XX/XXXX XX:XX:XX AM	XXXX	5 of 8	XXXX	XX/XX/XXXX	Compliance	TRID - LE/Revised LE Delivery Date (prior to consummation)	XXXX	The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX 'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Mailbox rule applicable; Saturday is a business day; 4 days honored prior to consummation Rebuttal 2 (XX/XX/XXXX XX:XXPM) LOE Rebuttal 3 (XX/XX/XXXX XX:XXAM) LOE Rebuttal 4 (XX/XX/XXXX XX:XXAM) LOS evidence of disclosure delivery	Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. Evidence of receipt for the LE issued on XX/XX/XXXX has not been provided. Using the 3 day mailing rule including Saturday, the receipt date is XX/XX/XXXX and is not 4 days prior to consummation on XX/XX/XXXX as required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The LOE and XXXX tracker confirm that the revised LE was sent electronically on XX/XX/XXXX but does not say when it was received/viewed by the borrower. Evidence of Receipt is required. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The LOE reference to 1026.19(e)(1)(iii) Timing is for early disclosures. The LE failing the timing test is a Revised LE and subject to Reg. Z, 12 C.F.R. §1026.19 (e)(3)(iv)(D). The consumer must receive the corrected Loan Estimate no later than 4 (four) business days before consummation. If the corrected disclosures are mailed, electronically delivered or delivered to the consumer by means other than delivery in person, the consumer is deemed to have received the corrected disclosures three business days after they are mailed or delivered The Lender is not required to provide evidence of the borrower's receipt date, however, if receipt date is not provided, the 3 day mailing rule is applied. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to clear the exception. The LOE reference to 1026.19(e)(1)(iii) Timing is for early disclosures. The LE failing the timing test is a Revised LE and subject to Reg. Z, 12 C.F.R. §1026.19 (e)(4)(ii), which states The consumer must receive any revised version of the disclosures required under paragraph (e)(1)(i) of this section not later than four business days prior to consummation. In addition 1026.19(f)(1)(iii) states Creditors that use electronic mail or a courier other than the United States Postal Service also may follow the approach for disclosures provided by mail described in comment 19(f)(1)(iii)-1. For example, if a creditor sends a disclosure required under § 1026.19(f) via email on Monday, pursuant to § 1026.19(f)(1)(iii) the consumer is considered to have received the disclosure on Thursday, three business days later. The creditor may, alternatively, rely on evidence that the consumer received the emailed disclosures earlier after delivery. The lender issued the revised LE on XX/XX/XXXX, since there is no acknowledgment the BWR received the revised LE, the mail rule is applied. Therefore, using the mail rule the BWR received the revised LE on XX/XX/XXXX, which was less than 4 days form consummation. (Upheld)

Response 5 (XX/XX/XXXX XX:XXPM)
													The documentation provided is sufficient to clear the defect. (Resolved)		XX/XX/XXXX	3	1	3	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302937270	XX/XX/XXXX XX:XX:XX AM	XXXX	6 of 8	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation (Disclosure Timing Fail)	XXXX	The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following addition: Broker Compensation. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) LE / COC / Delivery LOE Rebuttal 2 (XX/XX/XXXX XX:XXAM) LOE Rebuttal 3 (XX/XX/XXXX XX:XXAM) LOS evidence of disclosure delivery	Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The LOE and PCCD have been provided. A copy of the Refund Check and Proof of Delivery is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The revised LE is failing the timing test resulting in a tolerance violation for the addition of the Broker Compensation fee disclosed on the revised LE issued on XX/XX/XXXX. A LOE and a PCCD was issued on XX/XX/XXXX disclosing a reimbursement in the amount of XXXX to the borrower were provided. A copy of the Refund Check and Proof of Delivery is required. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
													The documentation provided is sufficient to clear the defect. (Resolved)		XX/XX/XXXX	3	1	3	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302937270	XX/XX/XXXX XX:XX:XX AM	XXXX	7 of 8	XXXX	XX/XX/XXXX	Credit	No Credit Findings	XXXX	The loan meets all applicable credit guidelines.	No Finding				XX/XX/XXXX	1	1	3	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302937270	XX/XX/XXXX XX:XX:XX AM	XXXX	8 of 8	XXXX	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA supports appraised value.	No Finding				XX/XX/XXXX	1	1	3	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302948685	XX/XX/XXXX XX:XX:XX AM	XXXX	1 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - 10% Tolerance Violation (No Valid COC)	XXXX	The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording Service Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please confirm which fee you are referring to. The CD shows the Recording Service Fee for XXXX is a title fee that falls in the Unlimited Bucket. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Please see attached PCCD.	Response 1 (XX/XX/XXXX XX:XXPM)
The Recording Service Fee is tested in the unlimited tolerance testing. The Recording fee is tested under 10% tolerance testing and is resulting in a tolerance violation. The LE issued on XX/XX/XXXX disclosed the Recording fee as XXXX. The LE issued on XX/XX/XXXX disclosed the Recording fee as XXXX. The COC issued on XX/XX/XXXX states the reason for the increase is new information required additional services. A detailed reason/COC stating what new information/additional services caused the increase to the Recording fee is required to determine if the COC is valid. A cost to cure in the amount of XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
													The documentation provided is sufficient to cure the finding. (Resolved)		XX/XX/XXXX	3	1	3	2	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	302948685	XX/XX/XXXX XX:XX:XX AM	XXXX	2 of 5	XXXX	XX/XX/XXXX	Credit	Assets - Minimum Reserves	XXXX	Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. The investors guidelines required 6 months of reserves. The PITI for the subject loan was XXXX; therefore, XXXX were required for total reserves. Cash to close and reserves in the amount of XXXX were required to be verified. The subject loan had total verified assets of XXXX. As a result there was a shortage of verified assets in the amount of XXXX.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM)
Please see attached Source of Funds (Letter of Transmittal). Per Borrower, he decided to cash out 10% of his stock and expect a deposit to his account on the XXXX of XXXX in the amount of XXXX 140.24 which is stated and shown on page XXXX.

Rebuttal 2 (XX/XX/XXXX XX:XXPM)
Please make an exception. The borrower closed this loan in XXXX and he chose to cash out some stocks in XXXX.

Rebuttal 3 (XX/XX/XXXX XX:XXPM)
Please see attached XXXX XXXX statement and below: Page XXXX- date XX/XX/XXXX you will find "wire from XXXX" in the amount of XXXX

Rebuttal 4 (XX/XX/XXXX XX:XXPM)
Those were stocks the borrower had at time of loan process. Borrower provided bank statement and letter of intent cashing in the stocks that was dated. You asked us to provide the bank statement to support that our borrower received the stock payment that he cashed in. Why is this unacceptable when the letter of intent was dated after closing? Please re-review the Letter of Intent was dated, that you had requested proof of deposit and knew that documents were dated after closing.

Rebuttal 5 (XX/XX/XXXX XX:XXPM)
Please review the attached Rebuttal.

Rebuttal 6 (XX/XX/XXXX XX:XXPM)
Please review attached Resolution1.

Rebuttal 7 (XX/XX/XXXX XX:XXPM)
Client requested waive.	Response 1 (XX/XX/XXXX XX:XXPM)
Please provide documentation of the liquidation deposit. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Exception required from Seller. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
Documentation is not sufficient. Statement provided is XX months after closing. Unable to clear. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
It is customary to provide asset documentation dated on or before closing, complete with paper trail occurring on or before closing. If assets were sold or liquidated and used for closing, a paper trail is required. (Upheld)

Response 5 (XX/XX/XXXX XX:XXPM)
Please provide statements from XX/XX/XXXX to document the stocks were cashed in. (Upheld)

Response 6 (XX/XX/XXXX XX:XXAM)
Documentation received indicates RSU's were cashed in; however, without a sale date, it could not be determined if the assets could be used. The Note date was XX/XX/XXXX. Documentation of RSU cash in prior to the Note date is required. (Upheld)

Response 7 (XX/XX/XXXX XX:XXAM)
Funds were deposited into XXXX on XX/XX/XXXX. Reviewer is already using funds in XXXX as of XX/XX/XXXX in the amount of XXXX. Reserve shortage of XXXX stands. (Upheld)

Response 8 (XX/XX/XXXX XX:XXPM)
													Client requested waive. Considered non-material based on compensating factors. (Waived)		XX/XX/XXXX	3	2	3	2	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	302948685	XX/XX/XXXX XX:XX:XX AM	XXXX	3 of 5	XXXX	XX/XX/XXXX	Credit	Debts - Not Verified	XXXX	The application lists significant debts that were not verified on the credit report and not independently verified. The final application indicates a revolving debt with XXXX with a balance of XXXX and payment of XXXX. the file does not contain documentation verifying the terms of the revolving debt.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached XXXX XXXX Statement showing XXXX total balance with XXXX monthly payment.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		XX/XX/XXXX	3	1	3	2	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	302948685	XX/XX/XXXX XX:XX:XX AM	XXXX	4 of 5	XXXX	XX/XX/XXXX	Credit	Verification Documentation - VOR	XXXX	Verification of 12 months rental history is required. Despite this requirement, the loan file does not contain any verification of the Borrowers' rental history.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached VOR (XXXX screenshots and bank statements). Per Borrower, rent was paid to XXXX and XXXX via XXXX. XXXX XXXX, borrower's rent was market adjusted from XXXX to XXXX.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		XX/XX/XXXX	3	1	3	2	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	302948685	XX/XX/XXXX XX:XX:XX AM	XXXX	5 of 5	XXXX	XX/XX/XXXX	Valuation	Appraisal - Performed by appropriately licensed appraiser	XXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a XXXX Desk Review which supported the appraised value.	No Finding				XX/XX/XXXX	1	1	3	2	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	302967264	XX/XX/XXXX XX:XX:XX AM	XXXX	1 of 9	XXXX	XX/XX/XXXX	Compliance	Note - Incomplete	XXXX	The following section of the Note is incomplete: The name of the trust is incomplete. It does not state when the trust was dated.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Seller Rebuttal. The trust section is completed. Rebuttal 2 (XX/XX/XXXX XX:XXPM) attached updated note Rebuttal 3 (04/25/2022 2:55PM) Seller Rebuttal. Docs uploaded.	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is not sufficient to cure the finding. The Note addendum disclosing when the trust was dated are not signed by the borrower's. The Note addendum must be executed/signed by Borrower's to be acceptable. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		XX/XX/XXXX	3	1	3	2	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302967264	XX/XX/XXXX XX:XX:XX AM	XXXX	2 of 9	XXXX	XX/XX/XXXX	Compliance	Note - Trust Missing	XXXX	Title to the Property is held in Trust, but the Trust Document is missing. Unable to determine if signatures on Note are accurate.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) See attached trust	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		XX/XX/XXXX	3	1	3	2	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302967264	XX/XX/XXXX XX:XX:XX AM	XXXX	3 of 9	XXXX	XX/XX/XXXX	Compliance	ROR - Timing	XXXX	This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)). The funding date of XX/XX/XXXX is before the third business day following consummation, XX/XX/XXXX.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) PCCD with correct disbursement date attached.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is not sufficient to cure the finding. (Resolved)		XX/XX/XXXX	3	1	3	2	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302967264	XX/XX/XXXX XX:XX:XX AM	XXXX	4 of 9	XXXX	XX/XX/XXXX	Compliance	Security Instrument - Inaccurate	XXXX	The security instrument was not completed accurately. The name of the trust is incomplete. It does not state when the trust was dated.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) see attached note & mtg Rebuttal 2 (XX/XX/XXXX XX:XXPM) this was sent for recording Rebuttal 3 (XX/XX/XXXX XX:XXAM) Seller Rebuttal. Corrective Affidavit, Mortgage, Trust Date signed.	Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The corrected Mortgage documents with the date for the Trust and a Letter of Intent to re-record has been provided. Evidence of the Re-recorded Mortgage or a Scrivener's Affidavit that a Typo was made and Re-recorded is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. The Scrivener's Affidavit and the updated Trust Rider disclosing when the trust was dated are not signed or notarized. The Scrivener's Affidavit must be notarized and the Trust Rider must be executed/signed by Borrower's to be acceptable. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
													The documentation provided is sufficient to cure the finding. (Resolved)		XX/XX/XXXX	3	1	3	2	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302967264	XX/XX/XXXX XX:XX:XX AM	XXXX	5 of 9	XXXX	XX/XX/XXXX	Compliance	Security Instrument - Trust Missing	XXXX	Title to the Property is held in a Trust, but the Trust Document is missing. Unable to determine if signatures on the Security Instrument are accurate.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) see attached trust	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		XX/XX/XXXX	3	1	3	2	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302967264	XX/XX/XXXX XX:XX:XX AM	XXXX	6 of 9	XXXX	XX/XX/XXXX	Compliance	TRID - CD - $35 Tolerance Threshold/Rescindable	XXXX	The loan failed the Rescission Finance Charge tolerance test. Per the special foreclosure rule under Regulation Z, for loans subject to the right of rescission the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than $35. The final (last revised) CD issued on XX/XX/XXXX has a disclosed Finance Charge of XXXX, which is less than the system calculated Finance Charge of XXXX. The Finance Charge on the final CD is understated by XXXX which is more than the allowable tolerance of $35. The following fees were included in the Finance Charge calculation:Flood XXXX, MERS XXXX, Per Diem XXXX, Processing XXXX, Processing XXXX, Rate Lock XXXX, Settlement XXXX, Tax Service XXXX, Courier XXXX, Underwriting XXXX. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.23(h)(2)(i)	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) see attached. Rebuttal 2 (XX/XX/XXXX XX:XXPM) see attached	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is not sufficient to cure the finding. The LOE, PCCD and copy of the refund check have been provided. Proof of Delivery is required. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the defect. (Resolved)		XX/XX/XXXX	3	2	3	2	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302967264	XX/XX/XXXX XX:XX:XX AM	XXXX	7 of 9	XXXX	XX/XX/XXXX	Compliance	TRID - CD/Payee Not Listed	XXXX	The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD: Credit Report.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) see PCCD attached	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		XX/XX/XXXX	2	1	3	2	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302967264	XX/XX/XXXX XX:XX:XX AM	XXXX	8 of 9	XXXX	XX/XX/XXXX	Credit	No Credit Findings	XXXX	The loan meets all applicable credit guidelines.	No Finding				XX/XX/XXXX	1	1	3	2	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302967264	XX/XX/XXXX XX:XX:XX AM	XXXX	9 of 9	XXXX	XX/XX/XXXX	Valuation	Appraisal - Performed by appropriately licensed appraiser	XXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CDA required for loan amounts < $1MM and the CU score exceeding 2.5 that supports the appraised value.	No Finding				XX/XX/XXXX	1	1	3	2	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	303126985	XX/XX/XXXX XX:XX:XX AM	XXXX	1 of 6	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation (No Valid COC)	XXXX	The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee increased on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) revised COC	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		XX/XX/XXXX	3	1	3	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303126985	XX/XX/XXXX XX:XX:XX AM	XXXX	2 of 6	XXXX	XX/XX/XXXX	Credit	Income - Missing P&L	XXXX	Self-Employed Borrower. Missing most current Profit and Loss Statement as required by lender guidelines. The borrower was qualified with monthly self-employment income totaling XXXX from his ownership of 5 businesses. The loan file contained XXXX & XXXX XXXX for XXXX and XXXX; however, the loan file did not contain XXXX & XXXX P&Ls for XXXX, CDO, or Schedule F Farm income as required.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) P&L for XXXX & XXXXattached. Borr did not execute a P&L for his XXXX income. However, this was negative income that had been subtracted	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		XX/XX/XXXX	3	1	3	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303126985	XX/XX/XXXX XX:XX:XX AM	XXXX	3 of 6	XXXX	XX/XX/XXXX	Credit	Income - Other	XXXX	There are additional employment/income findings. The loan file contained 3 months business bank statements for XXXX and XXXX; however, the loan file did not contain 3 months business bank statements for XXXX and XXXX as required.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) the borr does not have separate business bank accounts for XXXX or CDO here is signed Sch F that went with the P&L condition as well	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		XX/XX/XXXX	3	1	3	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303126985	XX/XX/XXXX XX:XX:XX AM	XXXX	4 of 6	XXXX	XX/XX/XXXX	Credit	Income - Tax Return Extension Missing	XXXX	The Income Tax Extension for the current tax year is missing from the file. Loan file is missing XXXX Tax Extension	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) tax extension	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		XX/XX/XXXX	4	1	3	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303126985	XX/XX/XXXX XX:XX:XX AM	XXXX	5 of 6	XXXX	XX/XX/XXXX	Credit	Verification Documentation - VOE Self-Employed/Missing	XXXX	A VOE is missing from the loan file. The loan file is missing a Verification of Self-Employment for XXXX, XXXX, XXXX, and XXXX as required.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) please see VOE for XXXX this is the borrower's primary source of income used to qualify. All the other companies were only hit with a income loss.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		XX/XX/XXXX	3	1	3	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303126985	XX/XX/XXXX XX:XX:XX AM	XXXX	6 of 6	XXXX	XX/XX/XXXX	Valuation	Appraisal - Performed by appropriately licensed appraiser	XXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The Loan file contains a XXXX Desk Review which supports the appraised value.	No Finding				XX/XX/XXXX	1	1	3	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303179976	XX/XX/XXXX XX:XX:XX AM	XXXX	1 of 6	XXXX	XX/XX/XXXX	Compliance	HMDA - Government Monitoring	XXXX	The Government Monitoring Section on the application was not completed. Home Mortgage Disclosure Act (Regulation C)12 CFR 1003.4(b)Equal Credit Opportunity Act (Regulation B)12 CFR 1002.13	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Completed Final URLA	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		XX/XX/XXXX	2	1	3	2	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	303179976	XX/XX/XXXX XX:XX:XX AM	XXXX	2 of 6	XXXX	XX/XX/XXXX	Compliance	TRID - Initial CD/Delivery Date (prior to consummation) Non- Rescindable	XXXX	Non- Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. Per regulation, creditors using electronic delivery methods, such as email, must also comply with ' 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) COCs Rebuttal 2 (XX/XX/XXXX XX:XXPM) PCCD / Refund Check Rebuttal 3 (XX/XX/XXXX XX:XXPM) Final Alta Statement / PCCD	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is not sufficient to cure the finding. The COC does not address the defect. A CD is required to be provided to the Borrower at least 3 days prior to consummation. The only CD provided in the loan file was issued on XX/XX/XXXX, 1 day prior to consummation, XX/XX/XXXX. Evidence a CD was provided at least 3 days prior to consummation on XX/XX/XXXX is required. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		XX/XX/XXXX	3	1	3	2	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	303179976	XX/XX/XXXX XX:XX:XX AM	XXXX	3 of 6	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation (Disclosure Timing Fail)	XXXX	The loan failed the charges that cannot increase test. Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Points-Loan discount fees . The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) COCs Rebuttal 2 (XX/XX/XXXX XX:XXPM) Initial CD	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is not sufficient to cure the finding. The COC on XX/XX/XXXX for the increase to the XXXX fee is valid. However, because the loan is failing the Initial CD timing test, it can not be considered valid. Evidence the borrower received a CD at least 3 days prior to consummation is required. A cost to cure in the amount of XXXX remains. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		XX/XX/XXXX	3	1	3	2	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	303179976	XX/XX/XXXX XX:XX:XX AM	XXXX	4 of 6	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation (No Valid COC)	XXXX	The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal fee and the addition of the following fee was not accepted: Loan Origination Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) COCs Rebuttal 2 (XX/XX/XXXX XX:XXPM) PCCD / Refund	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is not sufficient to cure the finding. The COC issued on XX/XX/XXXX is valid for the addition of the Loan Origination fee. A COC for the Appraisal increase om XX/XX/XXXX has not been provided. A cost to cure in the amount of XXXX remains. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		XX/XX/XXXX	3	2	3	2	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	303179976	XX/XX/XXXX XX:XX:XX AM	XXXX	5 of 6	XXXX	XX/XX/XXXX	Credit	Debts - Not Verified	XXXX	The application lists significant debts that were not verified on the credit report and not independently verified. A mortgage statement is required to verify the third borrower's mortgage debt. However, the mortgage statement is not contained in the loan fie.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) 3rd Borrower's PITI / Mortgage Statement	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		XX/XX/XXXX	3	1	3	2	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	303179976	XX/XX/XXXX XX:XX:XX AM	XXXX	6 of 6	XXXX	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	No Finding				XX/XX/XXXX	1	1	3	2	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	303291103	XX/XX/XXXX XX:XX:XX AM	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	No Compliance Findings	XXXX	The loan is in compliance with all applicable laws and regulations.	No Finding				XX/XX/XXXX	1	1	3	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303291103	XX/XX/XXXX XX:XX:XX AM	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Income - Missing Balance Sheet	XXXX	Self-Employed Borrower. Missing most current year Balance Sheet as required by Lender guidelines. The co-borrower is self-employed. The guidelines require a current year to date balance sheet. The balance sheet for XXXX was not provided as required.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see Guideline Update attached. As of XX/XX/XXXX, Balance Sheets are no longer required for SE borrowers.	Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Resolved)		XX/XX/XXXX	3	1	3	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303291103	XX/XX/XXXX XX:XX:XX AM	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Performed by appropriately licensed appraiser	XXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX desk review was provided and supported the appraised value.	No Finding				XX/XX/XXXX	1	1	3	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303291156	XX/XX/XXXX XX:XX:XX AM	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - CD/Payee Not Listed	XXXX	The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD: Reinspection fee.	Acknowledged				XX/XX/XXXX	2	2	3	2	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	303291156	XX/XX/XXXX XX:XX:XX AM	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Appraisal - Repairs	XXXX	The appraisal indicated the report was subject to completion per plans and specs required to support value and no final inspection or evidence of completion was found in the loan file.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see attached 1004D.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		XX/XX/XXXX	3	1	3	2	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	303291156	XX/XX/XXXX XX:XX:XX AM	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Performed by appropriately licensed appraiser	XXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU score of 1 which supports the appraised value.	No Finding				XX/XX/XXXX	1	1	3	2	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	303296717	XX/XX/XXXX XX:XX:XX AM	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation (No Valid COC)	XXXX	The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) COC Appraisal fee	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)		XX/XX/XXXX	3	1	3	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303296717	XX/XX/XXXX XX:XX:XX AM	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Credit - Other	XXXX	There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan was delivered as an XXXX LTV/CLTV cash out refinance of a primary residence with the borrowers receiving cash proceeds of XXXX. Lender guidelines require an LOE from the borrowers to state the purpose of the funds when cash in hand exceeds XXXX, and the loan file did not contain this letter from the borrowers as required.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Signed LOE	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		XX/XX/XXXX	3	1	3	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303296717	XX/XX/XXXX XX:XX:XX AM	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Performed by appropriately licensed appraiser	XXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The Loan file contains a XXXX Desk Review which supported the appraised value.	No Finding				XX/XX/XXXX	1	1	3	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A